SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

3.SIGNIFICANT ACCOUNTING POLICIES

3.1Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards.

3.2Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IAS 17, and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2 or value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

These policies have been consistently applied throughout the periods presented.

3.3Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

•	the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

•	potential voting rights held by the Company, other vote holders or other parties;

•	rights arising from other contractual arrangements; and

•

any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income (expense) from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (expense) are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in subsidiaries are presented separately from the Group’s equity therein.

Changes in the Group’s ownership interests in existing subsidiaries

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

3.4Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

•

deferred tax assets or liabilities, and asset or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS12  Income Taxes  and IAS 19  Employee Benefits  respectively;

•

liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2  Share-based Payment  at the acquisition date (see note 3.17.2); and

•	assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that Standard.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognised amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis. Other types of non-controlling interests are measured at fair value or, when applicable, on the basis specified in another IFRS.

3.5Investments in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate. When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 39 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount, Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Group discontinues the use of the equity method from the date when the investment ceases to be an associate, or when the investment is classified as held for sale. When the Group retains an interest in the former associate and the retained interest is a financial asset, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IAS 39. The difference between the carrying amount of the associate at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the associate is included in the determination of the gain or loss on disposal of the associate. In addition, the Group accounts for all amounts previously recognized in other comprehensive income in relation to that associate on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by that associate would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the equity method is discontinued.

When the Group reduces its ownership interest in an associate but the Group continues to use the equity method, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.

When a group entity transacts with an associate of the Group, profits and losses resulting from the transactions with the associate are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate that are not related to the Group.

3.6Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable and represents amounts of goods sold and services provided in the normal course of business, net of discounts and sales related taxes, if any.

Electricity sales income

When the Group owns and operates solar parks for the purpose of generating income from the sale of electricity over the life of the solar parks, electricity generation income is classified as revenue. When electricity income is generated from solar parks which the Group holds as inventories, the electricity income is considered incidental and classified as other operating income. Electricity generation income is recognized when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably.

EPC services solar energy system sales - Provision of pipeline plus EPC services

The provision of Pipeline plus EPC services involves application of permits, sourcing of solar modules, and provision of construction services.

The Group either applies for the permits required to construct and operate solar parks itself or acquires the permits through the acquisition of the equity interests in project companies, which are typically formed for the specific purpose of holding such permits. In the course of providing Pipeline plus EPC services, the Group sells the permits to customers through the disposal of project companies holding the relevant permits. Revenue from disposing project companies holding permits is recognized when equity interests in the relevant project companies are transferred to customers by the Group at which time control is transferred.

In addition to revenue from sales of permits as discussed above, the Group also enters into separate contracts with customers for sourcing of modules and provision of construction services for their project companies if it is requested by the customers. Revenue from modules sourced and provision of construction service is recognized in accordance with sales of solar modules and construction contract discussed below.

EPC services solar energy system sales - Build and transfer of solar parks

Revenue from BT represents the sale of completed solar parks and is recognized when titles to the solar parks have been transferred at which point control is passed to the customer.

Other sales - Sales of solar modules

Revenue from the sales of solar modules is recognized when the modules are delivered and titles have passed.

Solar modules are considered delivered and their titles have passed, at the point at which all the following conditions are satisfied:

•	the Group has transferred to the buyer the significant risks and rewards of ownership of the goods;

•	the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•	the amount of revenue can be measured reliably;

•	it is probable that the economic benefits associated with the transaction will flow to the Group; and

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Other sales — O&M service

Income from provision of O&M service and other administrative service is recognized when services are provided.

Others

Interest income from financial assets is recognized when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

3.7Construction contracts

When the outcome of a construction contract can be estimated reliably, revenue and costs are recognized by reference to the stage of completion of the contract activity at the end of the reporting period, measured based on the proportion of contract costs incurred for work performed to date relative to the estimated total contract costs. Variations in contract work, claims and incentive payments are included to the extent that the amount can be measured reliably and its receipt is considered probable.

When the outcome of a construction contract cannot be estimated reliably, contract revenue is recognized to the extent of contract costs incurred that it is probable will be recoverable. Contract costs are recognized as expenses in the period in which they are incurred.

When it is probable that total contract costs will exceed total contract revenue, the expected loss is recognized as an expense immediately.

Where contract costs incurred to date plus recognized profits less recognized losses exceed progress billings, the surplus is shown as amounts due from customers for contract work. For contracts where progress billings exceed contract costs incurred to date plus recognized profits less recognized losses, the surplus is shown as the amounts due to customers for contract work. Amounts received before the related work is performed are included in the consolidated statement of financial position as a liability under advances received. Amounts billed for work performed but not yet paid by the customer are included in the consolidated statement of financial position under trade and other receivables.

3.8Inventories

The Group’s inventories mainly comprise permits and related costs capitalized during the course of obtaining permits, solar modules and solar parks under development or completed solar parks that are held for sale by the Group within normal operating cycle which is usually twelve months since their completion of construction.

Inventories are stated at the lower of cost and net realizable value. Costs of solar modules are calculated using weighted average method. Costs of permits include capitalized costs incurred to obtaining such permits (for example legal expenses, consultancy fees, staff costs and other costs). Costs of solar parks under development include costs relating to solar parks capitalized before construction is completed, such as modules installed and development costs incurred.

The proceeds from the sale of solar parks held for sale is recognized as revenue of the Group and the carrying amount of the solar parks which is recognized as costs of sales of the Group.

Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale. Provisions are made for inventory whose carrying value is in excess of net realizable value. Certain factors could impact the realizable value, so the Group continually evaluates the recoverability based on assumptions about market conditions. The Group regularly reviews the cost against its estimated net realizable value and records lower of cost and net realizable value to cost of sales, if inventories have costs in excess of estimated net realizable values.

3.9Assets classified as held for sale

Assets and disposal groups are classified as held for sale if their carrying amount will be recovered   principally through a sale transaction rather than through continuing use.  This condition is regarded as met only when the asset (or disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset (or disposal group) and its sale is highly probable. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Group is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Group will retain a non-controlling interest in its former subsidiary after the sale.

When the Group is committed to a sale plan involving disposal of an investment, or a portion of an investment, in an associate or joint venture, the investment or the portion of the investment that will be disposed of is classified as held for sale when the criteria described above are met, and the Group discontinues the use of the equity method in relation to the portion that is classified a held for sale. Any retained portion of an investment in an associate or a joint venture that has not been classified as held for sale continues to be accounted for using the equity method. The Group discontinues the use of the equity method at the time of disposal when the disposal results in the Group losing significant influence over the associate or joint venture.

After the disposal takes place, the Group accounts for any retained interest in the associate or joint venture in accordance with IAS 39 unless the retained interest continues to be an associate or a joint venture, in which case the Group uses the equity method (see the accounting policy regarding investments in associates or joint ventures above).

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

3.10 IPP solar parks

IPP solar parks are stated in the consolidated statement of financial position at cost, less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any. Costs include expenditures for solar modules, permits and other direct costs capitalized in the course of construction. Such costs are capitalized starting from the point in time it is determined that development of the IPP solar project is probable.

Permits and related costs capitalized during the course of obtaining permits and solar parks under development are stated in the consolidated statement of financial position at cost less subsequent accumulated impairment losses, if any.

Depreciation of completed solar parks commences once the solar parks are successfully connected to grids and begin generating electricity. Depreciation is recognized over their estimated useful lives of the solar parks (less residual value if any), using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

IPP solar parks are derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of solar parks is determined as the difference between the sales proceeds and the carrying amount of the solar parks and is recognized in other operating income and loss.

At the end of each reporting period, the Group performs impairment review on IPP solar parks when impairment indicators arise in different regions, if any.

3.11Property, plant and equipment

Property, plant and equipment are stated in the consolidated statement of financial position at cost, less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.

Depreciation is recognized so as to write off the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The property, plant and equipment are depreciated on a straight-line basis over the following estimated useful lives after taking into account the residual values:

Leasehold improvement	20 years
Motor vehicles	5 years
Furniture and fixtures	5 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

3.12 Intangible assets

Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

3.13 Investment property

Investment property are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are measured at cost, less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.

An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the investment property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in profit or loss in the period in which the investment property is derecognized.

3.14 Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Group as lessor

Contingent rental arising under operating leases are recognized as rental income in the period in which they are incurred. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

IPP solar parks—the Group as lessor

For IPP solar parks where customers purchase electricity from the Group under power purchase agreements in certain countries, facts and circumstances of the Feed-in-Tariff policies were changed mandatorily which triggered re-assessment on accounting for these agreements. As a result, the newly issued Feed-in-Tariff policies may indicate that it is remote that one or more parties other than the purchaser will take more than an insignificant amount of the output or other utility that will be produced or generated by the asset during the term of the arrangement, and the price that the purchaser will pay for the output is neither contractually fixed per unit of output nor equal to the current market price per unit of output as of the time of delivery of the output. These agreements will be accounted for under such circumstance pursuant to IFRIC 4, Determine whether an Arrangement Contains a Lease and IAS 17, Leases as an operating lease. Revenue is recognized based upon the amount of electricity delivered as determined by remote monitoring equipment at rates specified under the contracts, assuming all other revenue recognition criteria are met. The rental income from operating lease of these IPP solar parks is presented as electricity generation income in note 3. There is no minimum lease payment since all lease payment are contingent based on actual volume of electricity produced.

The Group as lessee

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

3.15 Foreign currencies

In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (i.e. foreign currencies) are recorded in the respective functional currency (i.e. the currency of the primary economic environment in which the entity operates) at the rates of exchanges prevailing on the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.

For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into the presentation currency of the Group using exchange rates prevailing at the end of each reporting period. Income and expenses items are translated at the average exchange rates for the year. Exchange differences arising, if any, are recognized in other comprehensive income (expense) and accumulated in equity under the heading of translation reserve (attributed to non-controlling interests as appropriate).

On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss. In addition, in relation to a partial disposal of a subsidiary that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e. partial disposals of associates that do not result in the Group losing significant influence), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

3.16 Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the year in which they are incurred.

3.17 Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

3.17.1 Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from ‘(loss) profit before taxation’ as reported in the consolidated statement of profit or loss and other comprehensive income (expense) because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

3.17.2 Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. In addition, Group’s subsidiaries have legally enforceable rights to set off a tax asset and tax liability when they relate to income taxes levied by the same taxation authority and the taxation authority permits the Group’s subsidiaries to make or receive a single net payment. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

3.17.3 Current and deferred tax for the year

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income (expense) or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income (expense) or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

3.18 Impairment of tangible and intangible assets other than goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss.

3.19 Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

3.20 Financial assets

Financial assets of the Group consist of loans and receivables.

3.20.1 Effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.

3.20.2 Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables (including trade and other receivables, amounts due from other related parties, amounts due from Sky Solar Holdings, restricted cash and cash and cash equivalents) are measured at amortized cost using the effective interest method, less any impairment.

Restricted cash represents bank deposits pledged for borrowings and its related interest due within one year, bank deposits with predetermined usage under certain agreement and others are not available for general use.

Interest income is recognized by applying the effective interest rate, except for short-term receivables when the effect of discounting is immaterial.

3.20.3 Impairment of financial assets

Financial assets, other than those at FVTPL, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

For all other financial assets, objective evidence of impairment could include:

•	significant financial difficulty of the issuer or counterparty;

•	breach of contract, such as a default or delinquency in interest or principal payments;

•	it becomes probable that the borrower will enter bankruptcy or financial re-organization; or

For certain categories of financial assets, such as trade receivables, assets that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Objective evidence of impairment for a portfolio of receivables could include the Group’s past experience of collecting payments, an increase in the number of delayed payments in the portfolio past the average credit period of 365 days, observable changes in national or local economic conditions that correlate with default on receivables.

For financial assets carried at amortized cost, the amount of impairment loss recognized is the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the financial asset’s original effective interest rate.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade and other receivables and amounts due from other related parties, where the carrying amount is reduced through the use of an allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss. When a receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited to profit or loss.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment losses was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the asset at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

3.21 Hedge accounting

The Group designates certain hedging instruments, which include derivatives, embedded derivatives and non-derivatives in respect of foreign currency risk, as either fair value hedges, cash flow hedges, or hedges of net investments in foreign operations. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated under the heading of cash flow hedging reserve. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss, and is included in the ‘other losses’ line item.

Amounts previously recognised in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognised hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognised in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

Hedge accounting is discontinued when the Group revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognised in other comprehensive income and accumulated in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognised immediately in profit or loss.

3.22 Financial liabilities and equity instruments

3.22.1 Classification as debt or equity

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

3.22.2 Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.

3.22.3 Financial liabilities at fair value through profit or loss (“FVTPL”)

Financial liabilities are classified as at FVTPL when the financial liabilities are either held for trading or those designated as at FVTPL on initial recognition.

A financial liability is classified as held for trading if:

•	it has been acquired principally for the purpose of selling it in the near term; or

•	on initial recognition it is a part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.

A financial liability other than a financial liability held for trading may be designated as at FVTPL upon initial recognition if:

•	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•

the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	it forms part of a contract containing one or more embedded derivatives, and IAS 39 permits the entire combined contract (asset or liability) to be designated as at FVTPL.

Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss is included in the ‘other losses’ line item in profit or loss and includes any interest paid on the financial liabilities.

3.22.4 Financial liabilities of amortized cost

Other financial liabilities (including trade and other payables, amounts due to other related parties, borrowings, amounts due to Sky Solar Holdings) are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis.

3.22.5 Derecognition

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group continues to recognize the asset to the extent of its continuing involvement and recognizes an associated liability. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income (expense) and accumulated in equity is recognized in profit or loss.

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

3.23 Share-based compensation

Shares granted to the directors and eligible employees

For shares granted or transferred by controlling shareholders in exchange of services received by the Group that are conditional within a vesting period, the fair value of services received is determined by reference to the fair values of relevant shares granted or transferred. Vesting conditions, other than market conditions, shall not be taken into account when estimating the fair value of the shares at the measurement date. Instead, vesting conditions shall be taken into account by adjusting the number of equity instruments included in the measurement of the transaction amount. The amount recognized for goods or services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. The fair value of shares granted or transferred at the date of grant or date of transfer is expensed as share-based compensation on a straight-line basis over the vesting period, with a corresponding increase in equity (share-based compensation reserve). The forfeitures will be estimated to adjust over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such original estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

At the time when the shares were cancelled during the vesting period, the Group accounts for the cancellation as an acceleration of vesting, and recognizes immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period. The amount previously recognized in share-based compensation reserve will remain in that reserve.

Shares granted to non-employees

Shares issued in exchange of services are measured at the fair values of the services received, unless that fair value cannot be reliably measured, in which case the services received are measured by reference to the fair value of the shares issued. The fair values of the services received are recognized as expenses, with a corresponding increase in equity (share capital and share premium), when the counterparties render services, unless the services qualify for recognition as assets.

Share options granted to eligible employees

Share options granted by the Company or controlling shareholders in exchange for service received by the Group are measured by reference to the fair value of the share options granted. The fair value of services received is expensed as share-based compensation on a straight-line basis over the vesting period with a corresponding increase in equity (share-based compensation reserve).

At the end of each reporting period, the Group revises its estimates of the number of options that are expected to ultimately vest. The impact of the revision of the original estimates during the vesting period, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity.

When share options are exercised, the amount previously recognized in equity will be recognized in share capital and share premium. When the share options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized equity will be remained in the share-based compensation reserve.

3.24 Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognised as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognised as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

3.24.1 Warranties

Provisions for the expected cost of warranty obligations under local sale of goods legislation are recognised at the date of sale of the relevant products, at the directors’ best estimate of the expenditure required to settle the Group’s obligation.

3.24.2 Contingent liabilities

Unless the possibility of an outflow of resources embodying economic benefits is remote, contingent liabilities are disclosed where it is not probable that the Company will make a transfer of economic benefit to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability.